STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities
Income (loss) for the year	$ (35,035,126)	$ 6,607,664
Adjustments for:
Validation service income received in cryptocurrencies	(5,428,188)
Validator fees, paid in fiat	(575,315)
Staking revenue received in cryptocurrencies	(4,803,686)
Realized gain on dispositions of cryptocurrencies	(3,948,587)	(7,648,448)
Realized (gain) loss on investments (note 9)		(1,160,891)
Unrealized (gain) loss on investments (note 9)	442	(1,064,911)
Gain from dissolution of subsidiary after tax (note 19)		(76,096)
Realized loss (gain) on sale of assets		21,759
share-based compensation (notes 14 and 18)	7,862,418	1,320,919
Interest paid with common shares	371,891
Accretion	1,489,471
Amortization (notes 7 and 8)	10,229,862	31,636
Impairment losses on intangible assets (note 7)	27,561,055
Foreign exchange loss (gain)	(127,050)	(3,123)
Foreign exchange loss on convertible debt	416,281
Expenses paid in cryptocurrencies (note 6)	582,302	(660,317)
Income received in cryptocurrencies	(198,994)
Deferred tax expense (recovery) (note 22)	(8,175,750)	36,572
Net change in non-cash working capital items:
Receivables and prepaid expenses	(160,401)	110,388
Income taxes recoverable	(1,600,000)
Accounts payable and accrued liabilities	2,084,193	80,433
Income taxes payable (note 22)	(1,547,686)	1,547,686
Cash used in operating activities	(11,002,868)	(856,729)
Financing activities
Proceeds from private placements for convertible debt	30,000,000
Proceeds from convertible debt from ATW	27,200,000
Proceeds from exercise of warrants	9,046,670
Proceeds from exercise of options	1,765,033	170,963
Credit facility proceeds (net)	16,164,590
Purchase of shares for cancellation (note 10)		(938,924)
Cash used in financing activities	84,176,293	(767,961)
Investing activities
Purchase of intangible assets	(7,753,192)
Purchase of cryptocurrencies (note 6)	(74,920,237)	(19,690,454)
Proceeds from sale of cryptocurrencies (note 6)	8,677,328	14,012,576
Purchase of assets	(27,200)
Proceeds from sale of assets		6,750
Sale/redemption of investments (note 9)	827,227	7,176,590
Cash provided by (used in) investing activities	(73,196,074)	1,505,462
Change in cash and cash equivalents	(22,649)	(119,228)
Cash and cash equivalents, beginning of the year	1,808,052	1,927,280
Cash and cash equivalents, end of the year	$ 1,785,403	$ 1,808,052